Share-Based Payments - Table 1 (Details)	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010 Y	Dec. 31, 2009 Y
Schedule of Weighted Average Assumptions Used to Determine Fair Value of Stock Options
Expected volatility	41.50%	44.70%	45.00%
Risk-free interest rate	2.80%	3.10%	2.70%
Expected life (years)	6.7	6.7	6.5
Dividend yield	0.00%	0.00%	0.00%